Summary of Significant Accounting Policies - Additional Information - Asset Retirement Obligation (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Asset retirement obligation	$ 23.1	$ 21.7